Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Earnings (loss) before income taxes	$ 269,358	$ (12,770)
At 26.5% statutory rate	71,380	(3,384)
Tax effects of:
Differences in foreign statutory tax rates	(44,558)	(5,936)
Temporary difference subject to Initial Recognition Exemption	3,107	3,717
Deferred tax asset not recognized	1,537	7,928
Income/expenses not taxed	156	5,533
Adjustments in respect to prior year	(1,336)	1,293
Impact of foreign exchange on deferred tax balance	(541)	724
Other	(392)	439
Income tax expense	$ 29,353	$ 10,314
Statutory rate	26.50%	26.50%